Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 24,654	£ 24,159
Financing cash flows	(3,951)	(2,077)
Changes in foreign exchange	(131)
Changes in fair values	(987)	(1,021)
Interest expense	4,596	2,612
Loss on modification		730
Other		251
Adoption of IFRS 16 (Leases)	2,534
Gain on modification	(457)
Issuance of equity	(2,058)
Acquisition of subsidiary (Note 5)	10,689
Lease term reassessment	(290)
Ending balance	34,599	24,654
Contingent consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in fair values	354
Ending balance	354
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financing cash flows	(2,212)
Changes in foreign exchange	(131)
Interest expense	1,314
Adoption of IFRS 16 (Leases)	2,534
Acquisition of subsidiary (Note 5)	10,689
Lease term reassessment	(290)
Ending balance	11,904
Bank loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,446	18,775
Financing cash flows	(1,739)	(2,111)
Changes in fair values		(375)
Interest expense	3,262	2,427
Loss on modification		730
Gain on modification	(457)
Ending balance	20,512	19,446
Novartis notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,038	1,977
Interest expense	20	185
Other		(124)
Issuance of equity	(2,058)
Ending balance		2,038
Warrant liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,005	1,346
Changes in fair values	(874)	(716)
Other		375
Ending balance	131	1,005
Deferred cash consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,131	2,061
Changes in fair values	(477)	70
Ending balance	1,654	2,131
TAP agreement [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	34
Financing cash flows		34
Changes in fair values	10
Issuance of equity	0
Ending balance	£ 44	£ 34